FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Accounts Payable And Accrued Liabilities	$ 4,609	$ 3,260
Amounts Due To Related Parties	151	$ 163
Note Payable	4,665
Later than one year and not later than five years [member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	0
Amounts Due To Related Parties	0
Minimum Rental And Lease Payments	336
Note Payable	0
Finance Lease Obligations	1,165
Total	1,501
More Than 5 Years [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	0
Amounts Due To Related Parties	0
Minimum Rental And Lease Payments	454
Note Payable	0
Finance Lease Obligations	0
Total	454
Financial Instruments [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	4,609
Amounts Due To Related Parties	151
Minimum Rental And Lease Payments	884
Note Payable	5,000
Finance Lease Obligations	1,936
Total	12,580
Less Than One Year [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	4,609
Amounts Due To Related Parties	151
Minimum Rental And Lease Payments	94
Note Payable	5,000
Finance Lease Obligations	771
Total	$ 10,625